Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Product revenue	$ 1,450,788	$ 387,555
Government grant revenue	0	219,917
Total revenue	1,450,788	607,472
Cost of goods sold	1,509,306	352,683
Gross profit	(58,518)	254,789
Expenses
Research and development	5,184,803	4,536,244
Sales and marketing	1,630,591	1,737,470
General and administrative	6,736,203	6,140,821
Total expenses	13,551,597	12,414,535
Operating loss	(13,610,115)	(12,159,746)
Interest and other income (expense)
Other expense	(6,767)	(183,565)
Cease-use expense	(93,749)	0
Change in fair value of warrants liabilities	1,667,117	(515,860)
Inducement charge for Series C warrants	0	(3,049,375)
Total other income (expense)	1,566,601	(3,748,800)
Loss before provision for income tax	(12,043,514)	(15,908,546)
Provision for deferred taxes	21,700	0
Net loss	(12,065,214)	(15,908,546)
Loss on extinguishment of convertible preferred stock	3,651,172	0
Net loss applicable to common stockholders	$ (15,716,386)	$ (15,908,546)
Basic and diluted net loss per share applicable to common stockholders (in dollars per share)	$ (1.01)	$ (1.69)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	15,507,484	9,425,880